Acquisitions - Findus Switzerland (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Assets	€ 6,326.1	€ 6,170.8
Total liabilities	3,719.9	3,871.8
Deferred tax liabilities	(445.7)	(437.6)
Trade and other current payables	(695.4)	(692.0)
Assets (liabilities)	€ 2,606.2	€ 2,299.0
Fortenova Group
Disclosure of detailed information about business combination [line items]
Cash transferred			€ 641.6
Identifiable intangible assets recognised as of acquisition date			301.9
Property, plant and equipment recognised as of acquisition date			95.0
Current assets recognised as of acquisition date			71.1
Inventory recognised as of acquisition date			46.9
Assets			573.3
Current liabilities recognised as of acquisition date			62.1
Non-current liabilities recognised as of acquisition date			16.6
Deferred tax liabilities recognised as of acquisition date			47.7
Total liabilities			126.4
Identifiable assets acquired (liabilities assumed)			446.9
Consideration transferred, acquisition-date fair value			641.6
Goodwill recognised as of acquisition date			€ 194.7